Fair Value of Pension Plan Assets (Detail) (U.S. Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	$ 1,342.1	$ 1,277.7	$ 1,094.1
Preferred and Common Stock | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	116.0	111.5
Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	56.8	55.9
Fixed Income | U.S. Government Sponsored Agency
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	131.7	142.4
Other Investment | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	138.4	194.7
Other Investment | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	39.7	37.5
Other Investment | Collective Trust Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	304.6	195.6
Other Investment | Short Term Investment Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	6.6	76.4
Other Investment | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	65.4	49.4
Other Investment | Emerging Markets Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	40.9	37.2
Other Investment | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47.7	47.4
Other Investment | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	55.1	30.2
Other Investment | Government Agencies Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	333.7	294.2
Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	5.5	5.3
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	352.5	402.6
Fair Value, Inputs, Level 1 | Preferred and Common Stock | U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	116.0	111.5
Fair Value, Inputs, Level 1 | Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	52.9	53.6
Fair Value, Inputs, Level 1 | Other Investment | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	138.4	194.7
Fair Value, Inputs, Level 1 | Other Investment | Commodity Linked Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	39.7	37.5
Fair Value, Inputs, Level 1 | Cash and Other
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	5.5	5.3
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	886.8	797.5
Fair Value, Inputs, Level 2 | Preferred and Common Stock | Non U.S.
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	3.9	2.3
Fair Value, Inputs, Level 2 | Fixed Income | U.S. Government Sponsored Agency
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	131.7	142.4
Fair Value, Inputs, Level 2 | Other Investment | Collective Trust Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	304.6	195.6
Fair Value, Inputs, Level 2 | Other Investment | Short Term Investment Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	6.6	76.4
Fair Value, Inputs, Level 2 | Other Investment | Global Real Estate Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	65.4	49.4
Fair Value, Inputs, Level 2 | Other Investment | Emerging Markets Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	40.9	37.2
Fair Value, Inputs, Level 2 | Other Investment | Government Agencies Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	333.7	294.2
Fair Value, Inputs, Level 3
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	102.8	77.6
Fair Value, Inputs, Level 3 | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47.7	47.4	45.5
Fair Value, Inputs, Level 3 | Other Investment | Private Equity Funds
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	47.7	47.4
Fair Value, Inputs, Level 3 | Other Investment | Hedge Fund
Defined Benefit Plan Disclosure [Line Items]
Total Assets at Fair Value	$ 55.1	$ 30.2